Intangible assets and goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Goodwill beginning of the period	$ 1,320,579	$ 1,201,244
Business acquisitions	4,195	123,751
Foreign exchange	(712)	(4,416)
Goodwill end of the period	$ 1,324,062	$ 1,320,579